Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent events
Subsequent events
32	Subsequent events

The Group has evaluated events and transactions occurring after the reporting date up to the date of approval of the financial statements. There are no subsequent events that require adjustment to or disclosure in these financial statements in accordance with IAS 10 Events after the Reporting Period.